ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued expenses	$ 12,599	$ 9,601
Employees and related benefits	42,002	38,358
Accrued vacation pay	13,404	10,827
Advances from customers	24,310	24,753
Government authorities	27,174	10,365
Accrued interest	3,450	0
Other	1,723	1,231
Accrued expenses and other current liabilities	$ 124,662	$ 95,135